Exhibit 3 - Quantitative information of concession services contracts	12 Months Ended
Dec. 31, 2024
Exhibit 3. Quantitative information of concession services contracts
Exhibit 3. Quantitative information of concession services contracts

Exhibit 3. Quantitative information of concession services contracts

				Tender at	Maintenance
				the end of	obligation for	Concession		Revenue
				the	service condition	Asset		From Concession
Business line	Concession	Country	Maturity date	contract	Y/N	2024	2023	2024	2023
Intangible asset
	Consorcio Transmantaro	Peru	Sep-53	Y	Y	7,333,984	6,374,904	1,252,084	1,265,674
Energy transmission	ISA REP	Peru	Sep-32	Y	Y	1,448,924	1,317,431	811,312	779,025
	ISA Perú	Peru	Apr-33	Y	Y	739,721	652,309	131,870	142,174
Total Peru						9,522,629	8,344,644	2,195,266	2,186,873
	ISA Bolivia	Bolivia	Jan-39	Y	Y	48,429	42,488	30,981	32,148
Energy transmission	Inteia S.A.S.	Colombia	Dec-25	Y	Y	665	1,337	33,777	24,356
Total concessions, asset intangible						9,571,723	8,388,469	2,260,024	2,243,377
Contractual Asset
	ISA Energía Brasil	Brazil	Sep-52	Y	Y	16,785,220	15,156,403	3,840,524	3,332,886
	Interligação Elétrica Aguapeí	Brazil	Aug-47	Y	Y	551,546	539,430	70,757	68,574
	Interligação Elétrica Itaquerê	Brazil	Aug-47	Y	Y	471,989	507,600	54,788	59,958
	Interligação Elétrica Itaúnes	Brazil	Feb-47	Y	Y	451,017	463,822	70,667	62,868
	Interligação Elétrica Biguaçu	Brazil	Sep-48	Y	Y	382,111	412,584	40,240	44,380
	Interligação Elétrica Norte e Nordeste	Brazil	Mar-38	Y	Y	385,827	420,774	51,461	54,346
	Interligação Elétrica Jaguar 9	Brazil	Oct-38	Y	Y	414,858	396,444	84,657	76,527
	Interligação Elétrica Serra Do Japi	Brazil	Nov-39	Y	Y	346,684	367,545	49,773	45,519
Energy transmission	Interligação Elétrica de Minas Gerais	Brazil	Mar-50	Y	Y	435,705	440,643	68,798	126,863
	Interligação Elétrica Tibagi	Brazil	Aug-47	Y	Y	230,114	218,670	50,635	26,472
	Interligação Elétrica Jaguar 6	Brazil	Aug-47	Y	Y	166,781	184,741	20,804	11,142
	Evrecy Participações	Brazil	Mar-50	Y	Y	441,438	325,208	194,823	116,542
	Interligação Elétrica Sul	Brazil	Oct-38	Y	Y	178,033	186,642	25,249	29,116
	Interligação Elétrica Itapura	Brazil	Sep-48	Y	Y	154,087	150,682	30,845	25,295
	Interligação Elétrica Jaguar 8	Brazil	Aug-47	Y	Y	110,630	108,798	20,489	32,448
	Interligação Elétrica Riacho Grande	Brazil	Mar-51	Y	Y	416,559	158,384	279,824	78,246
	Interligação Elétrica Pinheiros	Brazil	Oct-38	Y	Y	46,435	50,090	6,176	4,290
Total concession, Contractual asset						21,969,034	20,088,460	4,960,510	4,195,472

				Tender at	Maintenance
				the end of	obligation for	Concession		Revenue
				the	service condition	Asset		From Concession
Business line	Concession	Country	Maturity date	contract	Y/N	2024	2023	2024	2023
Financial Asset
	ISA Energía Brasil	Brazil	Dec-42	Y	Y	143,786	81,660	940,992	1,045,884
	Interligação Elétrica Aguapeí	Brazil	Aug-47	Y	Y	5,482	7,225	12,099	14,563
	Interligação Elétrica Biguaçu	Brazil	Sep-48	Y	Y	3,547	2,881	10,629	12,447
	Interligação Elétrica Serra Do Japi	Brazil	Nov-39	Y	Y	3,310	2,947	6,943	8,049
	Interligação Elétrica Itaquerê	Brazil	Aug-47	Y	Y	3,918	2,999	3,213	7,568
	Interligação Elétrica Jaguar 9	Brazil	Oct-38	Y	Y	8,496	12,051	12,549	16,016
	Interligação Elétrica Pinheiros	Brazil	Oct-38	Y	Y	254	728	713	10,877
	Interligação Elétrica Jaguar 6	Brazil	Aug-47	Y	Y	2,574	1,263	3,189	2,165
Energy Transmission	Evrecy Participações	Brazil	Mar-50	Y	Y	3,695	1,280	5,580	7,144
	Interligação Elétrica Sul	Brazil	Oct-38	Y	Y	1,699	1,795	2,661	3,389
	Interligação Elétrica Itapura	Brazil	Sep-48	Y	Y	1,504	1,735	6,197	7,398
	Interligação Elétrica de Minas Gerais	Brazil	Mar-50	Y	Y	3,531	3,963	6,002	6,589
	Interligação Elétrica Norte e Nordeste	Brazil	Mar-38	Y	Y	6,596	3,655	3,093	1,627
	Interligação Elétrica Jaguar 8	Brazil	Aug-47	Y	Y	1,103	896	1,769	658
	Interligação Elétrica Itaúnas S. A.	Brazil	Sep-48	Y	Y	2,266	5,055	4,784	6,647
	Interligação Elétrica Tibagi	Brazil	Aug-47	Y	Y	822	(1,347)	6,434	4,104
Total Brazil						192,583	128,786	1,026,847	1,155,125
	Ruta del Maipo	Chile	Apr-35	Y	Y	6,412,889	6,281,734	877,003	901,306
	Ruta del Loa	Chile	Apr-49	Y	Y	1,537,355	1,160,000	323,645	528,219
Roads	Ruta de la Araucanía	Chile	Oct-26	Y	Y	224,489	344,439	191,956	269,324
	Ruta de los Ríos	Chile	Mar-26	Y	Y	79,482	62,050	208,587	252,171
	Ruta del Bosque	Chile	Feb-23	Y	Y	—	—	—	19,561
	Ruta orbital	Chile	Jun-70	Y	Y	23,523	—	22,862	—
Total Chile						8,277,738	7,848,223	1,624,053	1,970,581
Roads	Ruta Costera	Colombia	Feb-42	Y	Y	2,168,476	1,965,912	262,890	27,327
Total Colombia						2,168,476	1,965,912	262,890	27,327
Roads	Ruta del Este	Panama	Nov-42	Y	Y	53,605	—	49,512	—
Total Panama						53,605	—	49,512	—
Total concessions, financial assets						10,692,402	9,942,921	2,963,302	3,153,033
Total concessions						42,233,159	38,419,850	10,183,836	9,591,882